Fidelity®

Capital & Income

Fund

Annual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Capital & Income	-5.16%	17.25%	99.61%
ML High Yield Master II	3.49%	19.86%	106.11%
High Current Yield Funds Average	1.06%	8.46%	78.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 377 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Capital & Income	-5.16%	3.23%	7.16%
ML High Yield Master II	3.49%	3.69%	7.50%
High Current Yield Funds Average	1.06%	1.48%	5.84%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $19,961 - a 99.61% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,611 - a 106.11% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Total Return Components

	Years ended April 30,
	2002	2001	2000	1999	1998
Dividend returns	7.16%	7.15%	8.28%	10.19%	8.50%
Capital returns	-12.32%	-16.52%	-7.34%	-0.85%	15.09%
Total returns	-5.16%	-9.37%	0.94%	9.34%	23.59%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.27¢	28.39¢	54.62¢
Annualized dividend rate	5.94%	8.49%	7.81%
30-day annualized yield	8.18%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $6.70 over the past one month, $6.74 over the past six months and $6.99 over the past one year, you can compare the fund's income over these three periods. The past six months and one year dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After a near round trip in market sentiment, the high-yield market - as measured by the Merrill Lynch High Yield Master II Index - gained 3.49% during the 12-month period that ended April 30, 2002. Widening to a high of 903 basis points at the end of October 2001, the yield spread between high-yield bonds and Treasury bonds narrowed back to April 2001 levels of approximately 700 basis points by the end of April 2002. Early in the period, investors were forced to digest consistently negative news about the telecommunications sector. The September 11 tragedies compounded deteriorating sentiment, and investors sought less-volatile markets for their capital. However, markets began stabilizing and positive economic sentiment grew toward the end of 2001. Investor demand for higher yields and their willingness to assume more risk drove positive flows into high-yield mutual funds. The index's lackluster performance was driven by its largest sectors. During the past year, the telecom sector represented 11.79% of the index on average, while cable accounted for 11.47%. Their negative returns of approximately 30% and 11%, respectively, offset the strong returns of smaller sectors. Even health care, representing an average 6.50% of the index during the year and returning about 16%, was overwhelmed by the negative returns of telecom and cable.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund

Q. How did the fund perform, David?

A. For the 12 months that ended April 30, 2002, the fund had a total return of -5.16%. The overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 3.49% during the same period, while the high current yield funds average tracked by Lipper Inc. returned 1.06%.

Q. What factors led to the fund's underperformance relative to the index and peer group?

A. Investors preferred higher-quality investments during the past year, due to the uncertainty about the direction of the U.S. economy and the trauma caused by September's terrorist attacks. The backdrop improved for the high-yield market and high-yield funds during the past six months amid signs that the economy was reviving. The fund trailed both the index and the average of its peers because its investment approach enabled me to invest in common stocks and distressed securities, which were not included in the index or in most high-yield funds, and my investments in these two areas continued to struggle.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy during the course of the 12-month period?

A. The investment environment created opportunities as we worked through the third consecutive year of economic weakness. In particular, the equities of leveraged companies - firms that offer bonds in the high-yield market - and distressed securities fell to very attractive levels. Against this backdrop, I looked to take advantage of the significant opportunities that presented themselves in the distressed market. While these investments did not bear fruit, I felt they remained attractive should economic growth continue its upward trend. To balance this approach, I structured the overall credit quality of the portfolio to be higher than the Merrill Lynch index, and looked to invest in shorter-maturity bonds that would be less affected by the rise in interest rates that tends to accompany a strengthening economy.

Q. The fund retains significant weightings in cable TV and telecommunications. How have these investments fared?

A. The fund's investments in these areas struggled, as investors looked to invest in less-volatile assets. However, I remained confident that companies such as EchoStar Communications - the fund's largest holding - Nextel, XO Communications and others were solid long-term investments. The attraction of each company was unique, but, in general, I felt they offered either solid business models due to recurring revenues, or particular products and services that differentiate them from their rivals.

Q. Which investments proved beneficial to fund performance? Which disappointed?

A. While some electric utilities fell to distressed levels, others rose due to investors' search for quality amid uncertainty about the direction of the economy. Among the investments that posted gains in this area were CMS Energy, Southern California Edison, Edison International and Pacific Gas and Electric. These last two companies benefited from the stabilization of the California energy situation and declines in power prices, as they are net buyers of power. In addition, investments in JCPenney and Dillard's fared well, as retailers were seen as some of the beneficiaries of monetary and fiscal stimulus in the wake of September 11. The market perceived that these moves would spur consumer spending. On the down side were some of the investments I mentioned previously, including EchoStar, XO Communications and Nextel. Even though EchoStar continued to execute well, its share price declined in sympathy with other media stocks and due to uncertainty about the firm's pending merger with GM Hughes. Despite the fact that the company continued to execute well, Nextel suffered from concerns about potential competition and whether it could finance the eventual upgrade of its system.

Q. What's your outlook?

A. I'm cautiously optimistic at this point. Indications are that the economy should continue to improve through the rest of 2002. I've looked to structure the portfolio to benefit from such a scenario, particularly with investments in the distressed areas of the market.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks income and capital growth by investing mainly in debt and equity securities, with an emphasis on lower-quality debt securities

Fund number: 038

Trading symbol: FAGIX

Start date: November 1, 1977

Size: as of April 30, 2002, more than $3.0 billion

Manager: David Glancy, since 1996; manager, Fidelity and Fidelity Advisor Leveraged Company Stock funds, since 2001; Fidelity Advisor High Income Fund, 1999-2001; Spartan High Income Fund, 1993-1996; joined Fidelity in 1990

3

David Glancy on how a recovering economy could influence the fund:

"Indications are that economic growth should improve through the rest of 2002. In addition, the factors that caused most of the damage in the high-yield, equity and distressed markets during the past three years appear to have run their course. One of these factors was excess capital, which in turn created excess capacity in a number of industries, particularly telecommunications.

"While some of the companies held by the fund have struggled recently, they should be poised to do well given that weaker competitors have fallen by the wayside. This scenario seems particularly evident in the telecommunications sector. It is said that a rising tide lifts all boats. If that is the case, the fund should be well-positioned to benefit over time."

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp.	5.1	6.2
Pacific Gas & Electric Co.	4.1	2.8
CMS Energy Corp.	2.9	1.4
Adelphia Communications Corp.	2.8	2.6
CSC Holdings, Inc.	2.6	2.5
	17.5
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	21.4	16.5
Electric Utilities	11.8	10.4
Telecommunications	11.8	13.1
Energy	4.4	3.1
Food and Drug Retail	4.0	5.8
Quality Diversification as of April 30, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.1	0.5
Baa	4.8	4.5
Ba	22.6	17.5
B	27.5	28.3
Caa, Ca, C	14.1	9.3
D	0.2	0.0
Not Rated	3.2	4.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2002 and October 31, 2001 account for 3.2% and 4.1%, respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Nonconvertible Bonds 64.9%		Nonconvertible Bonds 58.4%
	Convertible Bonds, Preferred Stocks 8.3%		Convertible Bonds, Preferred Stocks 8.1%
	Common Stocks 8.2%		Common Stocks 11.5%
	Other Investments 5.4%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 13.2%		Short-Term Investments and Net Other Assets 18.4%
* Foreign investments	6.5%	** Foreign investments	7.2%

Annual Report

Investments April 30, 2002

Showing Percentage of Net Assets

Corporate Bonds - 67.2%
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Convertible Bonds - 2.3%
Air Transportation - 0.1%
Continental Airlines, Inc. 4.5% 2/1/07	B2		$ 3,000	$ 2,843
Cable TV - 0.9%
Adelphia Communications Corp. 3.25% 5/1/21	B3		7,000	5,586
EchoStar Communications Corp.:
4.875% 1/1/07	Caa1		3,000	2,672
5.75% 5/15/08 (i)	Caa1		20,000	18,175
				26,433
Healthcare - 0.3%
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1		8,950	8,749
Super Retail - 0.0%
Merry-Go-Round Enterprises, Inc. 0% 5/16/97 (d)(k)	-		8,914	0
Technology - 0.1%
Gilat Satellite Networks Ltd. 4.25% 3/15/05	-		12,080	3,020
Telecommunications - 0.9%
American Tower Corp.:
2.25% 10/15/09	Caa1		5,000	3,350
5% 2/15/10	Caa1		11,000	6,215
Nextel Communications, Inc. 5.25% 1/15/10	B1		29,000	15,625
NTL Delaware, Inc./NTL, Inc. 5.75% 12/15/09	-		15,000	2,850
				28,040
TOTAL CONVERTIBLE BONDS				69,085
Nonconvertible Bonds - 64.9%
Aerospace - 0.2%
Hexcel Corp. 9.75% 1/15/09	Caa1		7,970	6,535
Air Transportation - 1.4%
AMR Corp. 9% 8/1/12	B1		3,000	2,910
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3		2,693	2,545
6.9% 1/2/18	Baa1		2,497	2,445
7.256% 9/15/21	Baa1		2,044	2,023
8.307% 4/2/18	Baa3		484	481
8.312% 10/2/12	Ba2		643	623
Delta Air Lines, Inc. pass thru trust certificate:
7.779% 11/18/05	Ba1		440	446
7.92% 5/18/12	Baa1		2,220	2,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc.: - continued
8.3% 12/15/29	Ba3		$ 10,210	$ 8,576
Northwest Airlines pass thru trust certificate: 7.575% 3/1/19	A3		2,418	2,448
7.691% 4/1/17	Baa2		460	445
8.304% 9/1/10	Ba2		2,998	2,848
9.179% 10/1/11	Ba2		1,852	1,741
Northwest Airlines, Inc. 8.875% 6/1/06	B2		11,000	10,395
				40,176
Automotive - 0.9%
Collins & Aikman Products Co.:
10.75% 12/31/11 (i)	B1		6,000	6,240
11.5% 4/15/06	B2		2,000	2,010
Dana Corp.:
6.5% 3/1/09	Ba3		4,000	3,620
9% 8/15/11	Ba3		2,000	2,008
10.125% 3/15/10 (i)	Ba3		3,400	3,638
Dana Credit Corp. 7.25% 12/6/02 (i)	Ba3		2,720	2,700
Delco Remy International, Inc. 8.625% 12/15/07	B2		2,750	2,668
Navistar International Corp. 9.375% 6/1/06	Ba1		900	954
Stoneridge, Inc. 11.5% 5/1/12 (i)	B2		2,680	2,787
				26,625
Broadcasting - 0.8%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3		11,690	11,865
Granite Broadcasting Corp. 10.375% 5/15/05	Ca		4,000	3,800
Sinclair Broadcast Group, Inc. 8% 3/15/12 (i)	B2		4,000	4,040
XM Satellite Radio, Inc. 14% 3/15/10	Caa1		4,750	3,468
				23,173
Building Materials - 0.2%
American Standard, Inc. 7.125% 2/15/03	Ba2		5,763	5,849
Omega Cabinets Ltd. 10.5% 6/15/07	B3		650	689
				6,538
Cable TV - 13.4%
Adelphia Communications Corp.:
7.5% 1/15/04	B2		13,000	11,440
8.125% 7/15/03	B2		510	454
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Adelphia Communications Corp.: - continued
9.25% 10/1/02	B2		$ 43,105	$ 38,795
10.25% 11/1/06	B2		9,790	8,224
10.25% 6/15/11	B2		21,665	17,982
Century Communications Corp.:
0% 3/15/03	B2		2,000	1,720
0% 1/15/08	B2		5,880	2,793
8.75% 10/1/07	B2		1,105	961
8.875% 1/15/07	B2		6,111	5,378
9.5% 3/1/05	B2		5,675	5,164
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2		8,725	7,765
9.625% 11/15/09	B2		10,940	10,174
9.625% 11/15/09 (i)	B2		3,000	2,760
10% 4/1/09	B2		2,000	1,900
10% 5/15/11	B2		29,770	27,686
CSC Holdings, Inc.:
7.875% 12/15/07	Ba2		3,000	2,880
10.5% 5/15/16	Ba3		700	714
Diamond Cable Communications PLC yankee:
11.75% 12/15/05 (d)	Ca		22,205	7,772
13.25% 9/30/04 (d)	Ca		21,800	7,630
Echostar Broadband Corp. 10.375% 10/1/07	B1		11,115	11,782
EchoStar DBS Corp.:
9.125% 1/15/09 (i)	B1		21,350	21,991
9.25% 2/1/06	B1		6,100	6,253
9.375% 2/1/09	B1		6,121	6,366
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2		8,576	8,276
International Cabletel, Inc.:
11.5% 2/1/06 (d)	Ca		53,673	20,932
12.75% 4/15/05 (d)	Ca		16,288	6,352
NTL Communications Corp.:
0% 10/1/08 (d)(f)	Ca		22,620	7,917
11.5% 10/1/08 (d)	Ca		7,000	2,730
11.875% 10/1/10 (d)	Ca		8,100	3,159
NTL, Inc.:
0% 4/1/08 (d)(f)	Ca		17,310	5,885
10% 2/15/07 (d)	Ca		2,500	975
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2		$ 11,910	$ 10,838
PanAmSat Corp.:
6% 1/15/03	Ba2		16,420	16,461
6.125% 1/15/05	Ba2		13,630	13,221
6.375% 1/15/08	Ba2		4,660	4,357
8.5% 2/1/12 (i)	Ba3		8,000	8,020
Pegasus Communications Corp.:
9.625% 10/15/05	B3		25,714	16,200
9.75% 12/1/06	B3		5,000	3,150
Pegasus Media & Communications, Inc. 12.5% 7/1/05	CCC+		3,700	3,034
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (f)	Caa1		24,200	8,470
12.375% 8/1/06	B3		23,325	14,228
Telewest Communications PLC:
0% 4/15/09 (f)	Caa3		3,500	1,470
0% 2/1/10 (f)	Caa3		3,500	1,295
9.875% 2/1/10	Caa3		1,155	647
Telewest PLC yankee:
9.625% 10/1/06	Caa3		4,910	2,750
11% 10/1/07	Caa3		52,993	29,146
United Pan-Europe Communications NV:
0% 8/1/09 (d)(f)	Ca		43,750	4,813
0% 11/1/09 (f)	Ca		12,500	1,375
0% 2/1/10 (d)(f)	Ca		10,000	900
10.875% 8/1/09 (d)	Ca		3,350	436
11.25% 11/1/09	Ca		5,000	600
11.25% 2/1/10 (d)	Ca		5,120	614
11.5% 2/1/10 (d)	Ca		5,800	696
				407,531
Capital Goods - 0.7%
Blount, Inc. 7% 6/15/05	Caa1		7,000	6,195
Dresser, Inc. 9.375% 4/15/11 (i)	B2		5,000	5,200
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2		1,860	2,013
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B-		320	307
Tyco International Group SA 6.125% 1/15/09	Baa2		11,000	8,722
				22,437
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - 1.6%
Huntsman ICI Chemicals LLC 10.125% 7/1/09	Caa1		$ 4,450	$ 4,005
Huntsman ICI Holdings LLC 0% 12/31/09	Caa2		6,490	1,623
Huntsman International LLC 9.875% 3/1/09 (i)	B3		6,370	6,418
JohnsonDiversey, Inc. 9.625% 5/15/12 (i)	B2		1,770	1,841
Lyondell Chemical Co.:
9.5% 12/15/08 (i)	Ba3		4,000	3,930
9.625% 5/1/07	Ba3		18,260	18,077
Methanex Corp. yankee 7.4% 8/15/02	Ba1		3,000	3,000
PolyOne Corp. 8.875% 5/1/12	Baa3		2,000	2,029
Sterling Chemicals, Inc.:
11.75% 8/15/06 (d)	-		670	94
12.375% 7/15/06 (d)	-		8,620	7,413
				48,430
Consumer Products - 1.3%
Icon Health & Fitness, Inc. 12% 9/27/05 (i)	-		4,000	4,160
Pennzoil-Quaker State Co.:
7.375% 4/1/29	Ba2		2,000	2,129
9.4% 12/1/02 (g)	Ba2		590	602
10% 11/1/08 (i)	Ba3		5,030	5,898
Quaker State Corp. 6.625% 10/15/05	Ba2		4,830	4,963
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3		16,000	11,040
8.625% 2/1/08	Ca		18,863	8,677
12% 12/1/05 (i)	Caa1		2,000	2,010
				39,479
Containers - 1.0%
Crown Cork & Seal, Inc. 7.375% 12/15/26	Ca		4,000	2,520
Owens-Illinois, Inc.:
7.15% 5/15/05	B3		5,890	5,625
7.8% 5/15/18	B3		7,950	6,678
7.85% 5/15/04	B3		5,790	5,674
8.1% 5/15/07	B3		670	647
Sealed Air Corp.:
6.95% 5/15/09 (i)	Baa3		2,120	1,950
8.75% 7/1/08 (i)	Baa3		6,820	6,956
				30,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 1.8%
AmeriCredit Corp. 9.875% 4/15/06	Ba1		$ 3,700	$ 3,885
Capital One Financial Corp.:
7.25% 12/1/03	Baa3		5,410	5,369
8.75% 2/1/07	Baa3		8,000	8,120
GS Escrow Corp.:
7% 8/1/03	Ba1		21,140	21,435
7.125% 8/1/05	Ba1		10,000	10,061
Metris Companies, Inc.:
10% 11/1/04	Ba3		5,403	4,809
10.125% 7/15/06	Ba3		1,000	930
				54,609
Diversified Media - 0.7%
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1		17,315	18,397
Penton Media, Inc. 11.875% 10/1/07 (i)	B3		3,000	2,970
				21,367
Electric Utilities - 11.7%
AES Corp.:
7.375% 6/15/03	Ba1		26,135	23,522
8.75% 12/15/02	Ba1		14,960	14,212
8.875% 2/15/11	Ba1		3,570	2,856
9.375% 9/15/10	Ba1		30,408	25,087
9.5% 6/1/09	Ba1		2,280	1,927
AES Drax Holdings Ltd. 10.41% 12/31/20	Ba1		14,525	11,911
Calpine Corp. 8.5% 2/15/11	B1		29,000	24,650
CMS Energy Corp.:
6.75% 1/15/04	Ba3		13,694	13,762
7.5% 1/15/09	Ba3		12,500	12,625
7.625% 11/15/04	Ba3		15,325	15,670
8.125% 5/15/02	Ba3		47,314	47,314
Edison International 6.875% 9/15/04	B3		24,000	22,440
Mission Energy Co. 8.125% 6/15/02 (i)	Baa3		22,000	22,000
Orion Power Holdings, Inc. 12% 5/1/10	Ba1		4,900	5,635
Pacific Gas & Electric Co.:
5.875% 10/1/05	B3		3,365	3,516
6.25% 8/1/03	B3		12,140	12,019
6.25% 3/1/04	B3		11,320	11,207
7.05% 3/1/24	B3		9,840	9,151
7.375% 11/1/05 (d)(i)	Caa2		44,950	51,243
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
8.375% 5/1/25	B3		$ 2,610	$ 2,532
Southern California Edison Co.:
5.625% 10/1/02	Ba2		3,180	3,148
6.25% 6/15/03	Ba2		1,765	1,739
8.95% 11/3/03	Ba3		12,060	12,362
Western Resources, Inc. 7.25% 8/15/02	Ba1		5,813	5,871
				356,399
Energy - 4.2%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3		3,500	2,625
Belden & Blake Corp. 9.875% 6/15/07	Caa3		10,000	9,000
Chesapeake Energy Corp.:
7.875% 3/15/04	B1		11,017	11,292
8.125% 4/1/11	B1		8,260	8,301
DI Industries, Inc. 8.875% 7/1/07	B1		360	369
Forest Oil Corp. 8% 12/15/11	Ba3		4,460	4,583
Grant Prideco, Inc. 9.625% 12/1/07	Ba3		6,330	6,615
Hanover Equipment Trust 8.5% 9/1/08 (i)	Ba3		1,300	1,323
Key Energy Services, Inc. 8.375% 3/1/08	Ba3		3,670	3,789
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (i)	B2		2,040	2,142
Nuevo Energy Co.:
9.375% 10/1/10	B2		3,315	3,315
9.5% 6/1/08	B2		5,270	5,270
Ocean Rig Norway AS 10.25% 6/1/08	B3		5,685	5,117
Parker & Parsley Petroleum Co. 8.875% 4/15/05	Ba1		3,000	3,097
Parker Drilling Co. 9.75% 11/15/06	B1		2,000	2,060
Pioneer Natural Resources Co. 7.5% 4/15/12	Ba1		4,000	4,020
R&B Falcon Corp. 9.125% 12/15/03	Baa3		9,675	11,030
SESI LLC 8.875% 5/15/11	B1		2,920	2,935
Tesoro Petroleum Corp.:
9.625% 11/1/08	B1		425	430
9.625% 4/1/12 (i)	B1		7,105	7,247
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB		7,000	7,648
Vintage Petroleum, Inc.:
7.875% 5/15/11	B1		2,350	2,209
8.25% 5/1/12 (i)	Ba3		10,000	9,988
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Vintage Petroleum, Inc.: - continued
9% 12/15/05	B1		$ 3,320	$ 3,370
Western Oil Sands, Inc. 8.375% 5/1/12 (i)	Ba2		9,070	9,353
				127,128
Entertainment/Film - 1.0%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3		6,940	6,975
9.5% 2/1/11	Caa3		11,710	11,769
9.875% 2/1/12 (i)	Caa3		3,000	3,045
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		570	570
IMAX Corp. 7.875% 12/1/05	Caa2		11,020	8,320
				30,679
Environmental - 0.9%
Allied Waste North America, Inc.:
8.5% 12/1/08	Ba3		11,710	11,886
10% 8/1/09	B2		935	958
Browning-Ferris Industries, Inc.:
6.1% 1/15/03	Ba3		10,000	9,950
6.375% 1/15/08	Ba3		400	364
7.4% 9/15/35	Ba3		4,066	3,171
				26,329
Food and Drug Retail - 2.2%
Pathmark Stores, Inc. 8.75% 2/1/12	B2		14,040	14,567
Rite Aid Corp.:
6% 12/15/05 (i)	Caa3		9,345	7,009
6.125% 12/15/08 (i)	Caa3		4,500	2,700
7.125% 1/15/07	Caa3		11,085	8,314
12.5% 9/15/06	B-		38,940	35,046
				67,636
Food/Bev/Tobacco - 0.3%
Doane Pet Care Co. 9.75% 5/15/07	BB-		3,738	2,897
Dole Food Co., Inc. 7.25% 5/1/09 (i)	Ba1		5,000	4,975
				7,872
Gaming - 0.2%
Harrah's Operating Co., Inc. 7.5% 1/15/09	Baa3		2,000	2,058
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - continued
International Game Technology 7.875% 5/15/04	Ba1		$ 2,150	$ 2,236
Mirage Resorts, Inc. 6.75% 8/1/07	Ba1		2,860	2,835
				7,129
Healthcare - 1.4%
Broadlane, Inc. 6% 3/31/03 (k)	-		11,000	10,945
Columbia/HCA Healthcare Corp.:
8.12% 8/4/03	Ba1		6,200	6,425
8.125% 8/4/03	Ba1		2,960	3,067
IASIS Healthcare Corp. 13% 10/15/09	B3		550	564
Service Corp. International (SCI):
6% 12/15/05	B1		2,320	2,088
6.3% 3/15/03	B1		9,335	9,055
6.5% 3/15/08	B1		2,320	2,018
7% 6/1/15	B1		2,000	1,840
Ventas Realty LP/Ventas Capital Corp. 9% 5/1/12 (i)	Ba3		4,975	5,112
				41,114
Homebuilding/Real Estate - 1.2%
Champion Home Builders Co. 11.25% 4/15/07 (i)	B2		3,000	3,030
Corrections Corp. of America 9.875% 5/1/09 (i)	B2		2,130	2,199
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (i)	Ba3		5,000	5,138
Del Webb Corp. 9% 2/15/06	Ba1		2,500	2,531
LNR Property Corp.:
9.375% 3/15/08	Ba3		18,175	18,720
10.5% 1/15/09	Ba3		2,000	2,120
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09 (i)	B1		4,000	4,285
				38,023
Hotels - 2.6%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B1		16,605	17,145
Hilton Hotels Corp.:
7.2% 12/15/09	Ba1		4,000	3,800
7.625% 5/15/08	Ba1		2,000	2,000
Host Marriott LP 9.5% 1/15/07 (i)	Ba3		13,380	14,082
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Hotels - continued
ITT Corp.:
6.75% 11/15/03	Ba1		$ 13,430	$ 13,464
6.75% 11/15/05	Ba1		17,890	17,711
Prime Hospitality Corp. 8.375% 5/1/12 (i)	B1		5,000	5,088
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12 (i)	Ba1		5,000	5,013
				78,303
Insurance - 0.1%
Fairfax Financial Holdings Ltd. yankee 7.375% 4/15/18	Ba2		6,000	4,260
Leisure - 0.2%
Six Flags, Inc. 8.875% 2/1/10 (i)	B3		7,000	7,140
Metals/Mining - 1.1%
Better Minerals & Aggregates Co. 13% 9/15/09	B3		5,060	5,174
Freeport-McMoRan Copper & Gold, Inc. 7.2% 11/15/26	B3		6,550	6,288
Kaiser Aluminum & Chemical Corp.:
9.875% 2/15/49 (d)	D		2,570	2,005
10.875% 10/15/06 (d)	Caa2		3,190	2,488
12.75% 2/1/03 (d)	Ca		5,250	1,260
Phelps Dodge Corp.:
7.125% 11/1/27	Baa3		8,000	5,920
9.5% 6/1/31	Baa3		10,240	9,882
				33,017
Paper - 0.2%
Fort James Corp. 6.875% 9/15/07	Baa3		4,000	3,800
U.S. Timberlands Klamath Falls LLC/Ventas Timberlands Finance Corp. 9.625% 11/15/07	B2		2,800	1,904
				5,704
Publishing/Printing - 0.6%
American Media Operations, Inc. 10.25% 5/1/09 (i)	B2		2,800	2,947
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (i)	B3		5,268	5,005
K-III Communications Corp. 8.5% 2/1/06	B1		6,985	6,252
Maxwell Communication Corp. PLC euro 5% 6/16/10 (d)	-	CHF	4	0
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
PRIMEDIA, Inc.:
7.625% 4/1/08	B1		$ 1,640	$ 1,386
8.875% 5/15/11	B1		4,440	3,885
				19,475
Railroad - 0.4%
TFM SA de CV 0% 6/15/09 (f)	B1		11,650	10,805
Restaurants - 0.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B2		390	410
Tricon Global Restaurants, Inc. 7.45% 5/15/05	Ba1		2,800	2,842
				3,252
Services - 0.0%
Pierce Leahy Corp. 9.125% 7/15/07	B2		1,550	1,624
Steels - 0.1%
AK Steel Corp. 7.875% 2/15/09	B1		4,100	4,121
Super Retail - 3.8%
Dillard's, Inc.:
6.125% 11/1/03	Ba1		4,000	3,920
6.31% 8/1/12 (j)	Ba1		12,000	12,000
6.39% 8/1/03	Ba1		15,345	15,115
6.43% 8/1/04	Ba1		5,000	4,875
6.875% 6/1/05	Ba1		3,000	2,880
7.15% 9/1/02	Ba1		10,000	10,025
Gap, Inc. 5.625% 5/1/03	Ba3		6,000	5,880
JCPenney Co., Inc.:
6% 5/1/06	Ba2		3,430	3,121
6.125% 11/15/03	Ba2		2,955	2,911
6.5% 6/15/02	Ba2		2,920	2,905
6.9% 8/15/26	Ba2		18,660	17,914
7.375% 6/15/04	Ba2		5,000	4,950
7.375% 8/15/08	Ba2		3,735	3,660
7.4% 4/1/37	Ba2		8,520	8,307
7.95% 4/1/17	Ba2		3,035	2,640
Kmart Corp. 9.875% 6/15/08 (d)(i)	Ca		16,000	7,520
Merry-Go-Round Enterprises, Inc. 7.09% 9/1/03 (d)(k)	-		7,500	0
Saks, Inc. 7.375% 2/15/19	B1		7,800	6,357
				114,980
Technology - 1.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3		7,640	8,328
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
Fisher Scientific International, Inc. 8.125% 5/1/12 (i)	B3		$ 4,000	$ 4,015
Loral Space & Communications Ltd. 9.5% 1/15/06	Ca		26,025	18,218
Lucent Technologies, Inc. 7.25% 7/15/06	B2		2,395	1,952
Micron Technology, Inc. 6.5% 9/30/05 (k)	Ba2		4,000	3,690
				36,203
Telecommunications - 7.0%
Allegiance Telecom, Inc. 0% 2/15/08 (f)	Caa2		6,000	900
American Cellular Corp. 9.5% 10/15/09	B2		6,760	4,462
American Tower Corp. 9.375% 2/1/09	Caa1		4,000	2,840
Avaya, Inc. 11.125% 4/1/09	Ba2		2,900	2,726
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Ba1		2,000	1,360
Crown Castle International Corp.:
9.375% 8/1/11	B3		20,980	17,938
9.5% 8/1/11	B3		3,120	2,699
10.75% 8/1/11	B3		6,010	5,529
Exodus Communications, Inc.:
11.25% 7/1/08 (d)	B-		1,650	297
11.625% 7/15/10 (d)	B		4,000	720
Focal Communications Corp. 0% 2/15/08 (f)	Caa3		3,015	543
Horizon PCS, Inc. 13.75% 6/15/11 (i)	Caa1		5,000	3,650
ITC DeltaCom, Inc.:
8.875% 3/1/08	Ca		7,000	1,890
9.75% 11/15/08	Ca		5,000	1,650
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2		2,000	1,220
Loral CyberStar, Inc. 10% 7/15/06	Caa1		17,221	13,260
Lucent Technologies, Inc.:
6.45% 3/15/29	B2		1,320	825
6.5% 1/15/28	B2		3,325	2,078
Nextel Communications, Inc. 12% 11/1/08	B1		6,000	4,620
Nextel Partners, Inc.:
11% 3/15/10	B3		8,945	5,725
11% 3/15/10	B3		5,275	3,376
NEXTLINK Communications, Inc.:
0% 4/15/08 (d)(f)	Ca		20,000	2,050
0% 6/1/09 (d)(f)	Ca		40,813	4,183
0% 12/1/09 (d)(f)	Ca		83,220	8,114
Qwest Capital Funding, Inc. 7.25% 2/15/11	Baa3		7,000	5,079
Qwest Corp. 8.875% 3/15/12 (i)	Baa2		3,000	2,920
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Rural Cellular Corp. 9.75% 1/15/10 (i)	B3		$ 12,400	$ 10,168
Satelites Mexicanos SA de CV:
6.34% 6/30/04 (i)(j)	B1		29,336	26,109
10.125% 11/1/04	B3		51,585	33,530
SBA Communications Corp. 10.25% 2/1/09	B3		5,910	4,137
SpectraSite Holdings, Inc.:
0% 4/15/09 (f)	Caa3		7,000	2,380
10.75% 3/15/10	Caa3		580	290
12.5% 11/15/10	Caa3		6,360	3,244
TeleCorp PCS, Inc. 0% 4/15/09 (f)	Baa3		3,874	3,525
Triton PCS, Inc.:
0% 5/1/08 (f)	B2		2,610	2,271
8.75% 11/15/11	B2		6,250	5,781
9.375% 2/1/11	B2		10,000	9,550
WorldCom, Inc. 7.5% 5/15/11	Baa2		20,385	9,581
				211,220
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
6.8% 11/1/03	B2		2,000	1,960
11.625% 1/15/08	B2		2,560	2,714
St. John Knits International, Inc. 12.5% 7/1/09	B3		6,235	6,609
				11,283
TOTAL NONCONVERTIBLE BONDS				1,970,646
TOTAL CORPORATE BONDS (Cost $2,238,196)				2,039,731
Asset-Backed Securities - 0.0%

Airplanes pass thru trust certificate 10.875% 3/15/19 (Cost $1,122)	B2		1,452	203
Commercial Mortgage Securities - 1.4%
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (e)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.0205% 9/15/03 (i)(j)	Ba2		$ 4,000	$ 3,903
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0921% 4/29/39 (i)(j)	-		9,200	7,295
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (i)	BB+		4,040	3,189
Morgan Stanley Capital I, Inc.:
Series 1998-HF1 Class F, 7.18% 12/15/09 (i)	BB+		2,000	1,855
Series 1998-HF2 Class F, 6.01% 11/15/30 (i)	-		6,980	6,116
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3146% 11/18/31 (i)(j)	Ba1		3,000	2,584
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (i)	BB		4,500	3,606
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (i)	BB+		4,347	3,119
Nomura Depositor Trust Series 1998-ST1A Class B1A, 4.61% 1/15/03 (i)(j)	-		4,368	4,307
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (i)	-		5,344	5,324
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $39,832)				41,298
Common Stocks - 8.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	290	0
Cable TV - 4.5%
EchoStar Communications Corp. Class A (a)	4,847,779	131,846
Pegasus Communications Corp. Class A (a)	1,979,326	4,097
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	7,450	0
		135,943
Containers - 0.3%
Owens-Illinois, Inc. (a)	599,400	9,602
Trivest 1992 Special Fund Ltd. (k)	11,400,000	228
		9,830
Diversified Financial Services - 0.2%
Delta Financial Corp. (a)	800	1
Delta Financial Corp. warrants 12/21/10 (a)	143,387	1
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Diversified Financial Services - continued
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	13,527	$ 5,167
Delta Funding Residual Management, Inc. (a)	13,527	0
		5,169
Entertainment/Film - 0.0%
AMC Entertainment, Inc. (a)	37,000	537
Food and Drug Retail - 1.8%
Pathmark Stores, Inc. (a)(h)	2,485,824	55,434
Healthcare - 0.0%
National Vision, Inc. (a)(h)	264,733	265
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (k)	79,800	0
Class B (k)	19,817	0
		0
Insurance - 0.6%
American Financial Group, Inc., Ohio	546,200	16,217
Super Retail - 0.0%
Merry-Go-Round Enterprises, Inc. (a)	1,258,700	0
Technology - 0.1%
Micron Technology, Inc. (a)	100,000	2,370
Telecommunications - 0.3%
Focal Communications Corp. (a)(h)	1,067,225	6,040
Focal Communications Corp. warrants 12/14/07 (a)	251,859	0
Leap Wireless International, Inc.:
warrants 4/15/10 (CV ratio 2.5) (a)(i)	10,900	4
warrants 4/15/10 (CV ratio 5.1) (a)(i)	11,475	5
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	10,000	4
warrants 1/15/07 (CV ratio .6) (a)	5,000	2
Loral Space & Communications Ltd. warrants 12/26/06 (a)	71,225	57
McCaw International Ltd. warrants 4/16/07 (a)(i)	55,220	0
Motient Corp. warrants 4/1/08 (a)	3,800	0
Nextel Communications, Inc. Class A (a)	500,000	2,755
		8,867
Textiles & Apparel - 0.4%
Arena Brands Holdings Corp. Class B	659,302	12,692
TOTAL COMMON STOCKS (Cost $468,547)		247,324
Preferred Stocks - 6.0%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Capital One Financial Corp. $3.125	100,000	$ 4,760
Nonconvertible Preferred Stocks - 5.9%
Banks and Thrifts - 0.0%
Associates First Capital Corp. (residual value obligation)	531,600	5
Broadcasting - 0.4%
Granite Broadcasting Corp. $127.50 pay-in-kind	23,591	12,975
Cable TV - 2.5%
CSC Holdings, Inc.:
Series H, $11.75	22,175	2,107
Series M, $11.125	787,956	74,068
NTL, Inc. Series B, $130.00 pay-in-kind	8,630	173
		76,348
Diversified Financial Services - 0.7%
American Annuity Group Capital Trust I $2.3125	72,565	1,846
American Annuity Group Capital Trust II $88.75	18,557	17,462
Delta Financial Corp. Series A, $10.00	13,527	0
		19,308
Homebuilding/Real Estate - 0.2%
Swerdlow Real Estate Group, Inc.:
junior (k)	19,817	0
mezzanine (k)	79,800	0
senior (k)	79,800	6,648
		6,648
Technology - 0.3%
Ampex Corp. 8% non-cumulative	5,028	7,844
Telecommunications - 1.8%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	16,699	8,016
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	125,978	47,242
XO Communications, Inc. $7.00 pay-in-kind	308,191	3
		55,261
TOTAL NONCONVERTIBLE PREFERRED STOCKS		178,389
TOTAL PREFERRED STOCKS (Cost $297,904)		183,149
Floating Rate Loans - 4.0%
Moody's Ratings (unaudited) (b)		Principal Amount (000s) (e)	Value (Note 1) (000s)
Automotive - 0.5%
Aftermarket Technology Corp. Tranche B term loan 4.87% 2/8/12 (j)	-	$ 1,158	$ 1,158
Federal-Mogul Financing Trust Tranche B term loan 4.34% 2/24/05 (j)	D	6,985	4,750
Hayes Lemmerz International, Inc. term loan 8.75% 12/15/05 (j)	-	4,988	4,439
Tenneco Automotive, Inc.:
Tranche B term loan 5.88% 12/30/07 (j)	B2	2,481	2,357
Tranche C term loan 6.13% 6/30/08 (j)	B2	2,481	2,357
			15,061
Cable TV - 0.1%
United Pan-Europe Communications NV Tranche C term loan 9.1937% 3/31/09 (j)	-	5,000	4,150
Capital Goods - 0.6%
Acterna LLC Tranche B term loan 6.0475% 9/30/07 (j)	-	3,277	2,376
Blount, Inc. Tranche B term loan 6.4297% 6/30/06 (j)	B1	4,735	4,706
Thermadyne Manufacturing LLC:
Tranche B term loan 4.84% 5/22/05 (j)	-	5,854	5,151
Tranche C term loan 5.09% 5/22/06 (j)	-	5,854	5,151
			17,384
Chemicals - 0.3%
Huntsman Corp.:
Tranche B term loan 7.125% 6/30/04 (j)	-	3,350	2,881
Tranche C term loan 7.375% 12/31/05 (j)	-	4,050	3,443
Lyondell Chemical Co. sr. secured Tranche E term loan 6.2832% 5/17/06 (j)	Ba3	2,308	2,331
			8,655
Electric Utilities - 0.1%
Michigan Electric Transmission Co. LLC term loan 6.25% 5/30/07 (j)	Ba2	1,900	1,919
Energy - 0.2%
Ocean Rig Norway AS Tranche A term loan 6.6513% 6/1/08 (j)	CCC	8,250	7,013
Entertainment/Film - 0.2%
Regal Cinemas, Inc. Tranche B term loan 5.5% 12/31/07 (j)	B1	6,764	6,832
Hotels - 0.1%
Wyndham International, Inc. term loan 6.625% 6/30/06 (j)	-	4,000	3,900
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s) (e)	Value (Note 1) (000s)
Super Retail - 0.0%
Merry-Go-Round Enterprises, Inc. trade claim (d)	-	$ 7,996	$ 0
Merry-Go-Round Enterprises, Inc. term loan (d)	-	4,129	0
			0
Technology - 0.0%
Semiconductor Components Industries LLC Tranche C term loan 6.0625% 8/4/07 (j)	B1	1,237	1,169
Telecommunications - 1.8%
Level 3 Communications, Inc.:
Tranche A term loan 4.6175% 9/30/07 (j)	Caa3	3,000	2,070
Tranche B term loan 5.65% 1/15/08 (j)	Caa1	11,750	8,108
Tranche C term loan 5.96% 1/30/08 (j)	-	17,000	11,730
McLeodUSA, Inc. Tranche B term loan 6.23% 5/30/08 (j)	Caa2	4,647	3,160
NEXTLINK Communications, Inc.:
Tranche A term loan 6.5% 12/31/06 (j)	Caa3	6,310	4,291
Tranche B term loan 7% 6/30/07 (j)	Caa3	16,860	11,465
RCN Corp. Tranche B term loan 6.0625% 6/3/07 (j)	Caa1	7,000	5,670
SpectraSite Communications, Inc. Tranche B term loan 5.95% 12/31/07 (j)	B2	8,300	7,387
			53,881
Textiles & Apparel - 0.1%
Warnaco Group, Inc. term loan 8/12/02 (j)	-	5,000	1,400
TOTAL FLOATING RATE LOANS (Cost $121,287)			121,364
Commercial Paper - 1.1%

Pacific Gas & Electric Co.:
1/23/01 (d)	10,000	10,500
1/29/01 (d)	21,706	22,791
TOTAL COMMERCIAL PAPER (Cost $33,450)		33,291
Money Market Funds - 11.9%
	Shares
Fidelity Cash Central Fund, 1.85% (c) (Cost $362,124)	362,123,534	362,124
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.7%, dated 4/30/02 due 5/1/02 (Cost $9,014)	$ 9,014	$ 9,014
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,571,476)		3,037,498
NET OTHER ASSETS - (0.1)%		(2,442)
NET ASSETS - 100%		$ 3,035,056
Currency Abbreviations
CHF	-	Swiss franc
Legend
(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc. For certain securities not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser.

(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $387,437,000 or 12.8% of net assets.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Broadlane, Inc. 6% 3/31/03	7/9/01	$ 10,533
Merry-Go-Round Enterprises, Inc. 7.09% 9/1/03	3/21/94	$ 6,450
Merry-Go-Round Enterprises, Inc. 0% 5/16/97	3/1/94 - 3/24/94	$ 7,680
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 3,096
Swerdlow Real Estate Group, Inc.: Class A	1/15/99	$ 11
Class B	1/15/99	$ 3
junior	1/15/99	$ 3
mezzanine	1/15/99	$ 79
senior	1/15/99	$ 7,619
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.1%	AAA, AA, A	1.4%
Baa	4.5%	BBB	7.6%
Ba	22.1%	BB	18.0%
B	26.3%	B	22.4%
Caa	9.4%	CCC	12.5%
Ca, C	4.4%	CC, C	2.2%
		D	2.3%
The percentage not rated by Moody's or S&P amounted to 3.2%. FMR has determined that unrated debt securities that are lower quality account for 3.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $3,463,048,000 and $3,001,640,000, respectively, of which long-term U.S. government and government agency obligations aggregated $113,645,000 and $111,649,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,511,000 or 0.7% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $23,445,000. The weighted average interest rate was 2.06%. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $121,364,000 or 4.0% of net assets.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $3,551,085,000. Net unrealized depreciation aggregated $513,587,000, of which $107,063,000 related to appreciated investment securities and $620,650,000 related to depreciated investment securities.

At April 30, 2002, the fund had a capital loss carryforward of approximately $560,193,000 of which $109,257,000 and $450,936,000 will expire on April 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2003 approximately $173,255,000 of losses recognized during the period November 1, 2001 to April 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2002
Assets
Investment in securities, at value (including securities loaned of $3,761 and repurchase agreements of $9,014)(cost $3,571,476) - See accompanying schedule		$ 3,037,498
Cash		1,272
Receivable for investments sold		54,092
Receivable for fund shares sold		4,370
Dividends receivable		522
Interest receivable		49,347
Redemption fees receivable		2
Other receivables		4,498
Total assets		3,151,601
Liabilities
Payable for investments purchased	$ 106,999
Payable for fund shares redeemed	2,019
Distributions payable	1,565
Accrued management fee	1,451
Other payables and accrued expenses	610
Collateral on securities loaned, at value	3,901
Total liabilities		116,545
Net Assets		$ 3,035,056
Net Assets consist of:
Paid in capital		$ 4,212,764
Undistributed net investment income		89,072
Accumulated undistributed net realized gain (loss) on investments		(732,804)
Net unrealized appreciation (depreciation) on investments		(533,976)
Net Assets, for 453,412 shares outstanding		$ 3,035,056
Net Asset Value, offering price and redemption price per share ($3,035,056 ÷ 453,412 shares)		$ 6.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2002
Investment Income
Dividends		$ 23,495
Interest		251,189
Security lending		410
Total income		275,094
Expenses
Management fee	$ 17,112
Transfer agent fees	5,667
Accounting and security lending fees	773
Non-interested trustees' compensation	7
Custodian fees and expenses	82
Registration fees	151
Audit	131
Legal	24
Interest	3
Miscellaneous	119
Total expenses before reductions	24,069
Expense reductions	(103)	23,966
Net investment income (loss)		251,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities (including realized gain (loss) of $6,968 on sales of investments in affiliated issuers)		(421,277)
Change in net unrealized appreciation (depreciation) on investment securities		4,723
Net gain (loss)		(416,554)
Net increase (decrease) in net assets resulting from operations		$ (165,426)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2002	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 251,128	$ 290,908
Net realized gain (loss)	(421,277)	(351,711)
Change in net unrealized appreciation (depreciation)	4,723	(260,236)
Net increase (decrease) in net assets resulting from operations	(165,426)	(321,039)
Distributions to shareholders from net investment income	(230,785)	(254,411)
Share transactions Net proceeds from sales of shares	901,192	1,228,185
Reinvestment of distributions	206,872	223,425
Cost of shares redeemed	(788,930)	(946,818)
Net increase (decrease) in net assets resulting from share transactions	319,134	504,792
Redemption fees	1,330	2,670
Total increase (decrease) in net assets	(75,747)	(67,988)
Net Assets
Beginning of period	3,110,803	3,178,791
End of period (including undistributed net investment income of $89,072 and undistributed net investment income of $93,189, respectively)	$ 3,035,056	$ 3,110,803
Other Information Shares
Sold	129,464	146,891
Issued in reinvestment of distributions	29,897	26,915
Redeemed	(113,903)	(113,788)
Net increase (decrease)	45,458	60,018

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.630	$ 9.140	$ 10.290	$ 10.680	$ 9.280
Income from Investment Operations
Net investment income (loss)B	.592D	.781	.872	.863	.721
Net realized and unrealized gain (loss)	(.990)D	(1.612)	(.799)	(.024)	1.385
Total from investment operations	(.398)	(.831)	.073	.839	2.106
Distributions from net investment income	(.545)	(.686)	(.743)	(.974)	(.710)
Distributions from net realized gain	-	-	(.487)	(.260)	-
Total distributions	(.545)	(.686)	(1.230)	(1.234)	(.710)
Redemption fees added to paid in capital B	.003	.007	.007	.005	.004
Net asset value, end of period	$ 6.690	$ 7.630	$ 9.140	$ 10.290	$ 10.680
Total Return A	(5.16)%	(9.37)%	.94%	9.34%	23.59%
Ratios to Average Net AssetsC
Expenses before expense reductions	.81%	.79%	.83%	.82%	.83%
Expenses net of voluntary waivers, if any	.81%	.79%	.83%	.82%	.83%
Expenses net of all reductions	.81%	.78%	.82%	.81%	.82%
Net investment income (loss)	8.48%D	9.32%	9.09%	8.84%	7.23%
Supplemental Data
Net assets, end of period (in millions)	$ 3,035	$ 3,111	$ 3,179	$ 2,589	$ 2,356
Portfolio turnover rate	125%	82%	88%	125%	179%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.074 and decrease net realized and unrealized gain (loss) per share by $.074. Without this change the ratio of net investment income to average net assets would have been 7.42%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2002

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid price in the principal market (sales price if the principal market is an exchange) in which such securities are normally traded, as determined by recognized dealers in such securities or by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. Equity securities for which market quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of April 30, 2002, undistributed net income and accumulated loss on a tax basis were as follows:

Undistributed ordinary income	$ 19,014,000
Capital loss carryforwards	$ 560,193,000

The tax character of distributions paid during the year was as follows:

Ordinary income	$ 230,785,000

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in an $18,880,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on May 1, 2001.

The effect of this change during the period, was to increase net investment income by $31,270,000; decrease net unrealized appreciation/depreciation by $12,819,000; and decrease net realized gain (loss) by $18,451,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,506,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $67,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $24,000 and $12,000, respectively.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Focal Communications Corp.	$ 4,685	$ 98	$ -	$ 6,040
National Vision, Inc.	-	19	-	265
Pathmark Stores, Inc.	3,133	26,614	-	55,434
TOTALS	$ 7,818	$ 26,731	$ -	$ 61,739

10. Other Information.

At the end of the period, the Fidelity Freedom Funds, managed by Strategic Advisers, Inc., an affiliate of FMR, were record owners, in the aggregate, of approximately 23% of the total outstanding shares of the fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 14, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 201 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1977

President of Capital & Income Fund. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Capital & Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Robert A. Lawrence (49)

Year of Election or Appointment: 2000

Vice President of Capital & Income Fund. Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

David L. Glancy (41)

Year of Election or Appointment: 1996

Vice President of Capital & Income Fund. Mr. Glancy also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Glancy managed a variety of Fidelity funds.

Name, Age; Principal Occupation
Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Capital & Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Capital & Income Fund. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)
Year of Election or Appointment: 1986 Assistant Treasurer of Capital & Income Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Capital & Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 2000

Assistant Treasurer of Capital & Income Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 0.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAI-ANN-0602 187001
1.703159.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com